Inventory (Detail) - Inventory (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Work in process	$ 437,488	$ 454,366	$ 662,988
Software	397,000	467,000	664,300
Finished goods	105,256	47,452	283,154
Inventory included in current assets	939,744	968,818	1,610,442
Software license inventory	1,137,500
	$ 2,077,244	$ 968,818